Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	$ 913,097	$ 988,264
Less: accumulated amortization	415,497	426,263
Intangible assets, net	497,600	562,001
Land use rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	752,887	814,865
Patents [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	28,997	31,384
Software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	9,424	10,201
Trademarks [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	$ 121,789	$ 131,814